Victory Growth and Tax Strategy Fund Expense Example, No Redemption - Victory Growth and Tax Strategy Fund - Class C	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	528
Expense Example, No Redemption, 5 Years	920
Expense Example, No Redemption, 10 Years	$ 1,804